COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES
Purchase obligations
We enter into certain obligations for the purchase of raw materials. These obligations are primarily in the form of forward contracts for the purchase of raw materials from third-party brokers and dealers. These contracts minimize the effect of future price fluctuations by fixing the price of part or all of these purchase obligations. Total obligations consisted of fixed price contracts for the purchase of commodities and unpriced contracts that were valued using market prices as of December 31, 2017.
The cost of commodities associated with the unpriced contracts is variable as market prices change over future periods. We mitigate the variability of these costs to the extent that we have entered into commodities futures contracts or other commodity derivative instruments to hedge our costs for those periods. Increases or decreases in market prices are offset by gains or losses on commodities futures contracts or other commodity derivative instruments. Taking delivery of and making payments for the specific commodities for use in the manufacture of finished goods satisfies our obligations under the forward purchase contracts. For each of the three years in the period ended December 31, 2017, we satisfied these obligations by taking delivery of and making payment for the specific commodities.
As of December 31, 2017, we had entered into agreements for the purchase of raw materials with various suppliers. Subject to meeting our quality standards, the purchase obligations covered by these agreements were as follows as of December 31, 2017:

in millions	2018	2019	2020	2021	2022
Purchase obligations	$1,359.7	$272.3	$11.4	$2.5	$0.7

Lease commitments
We also have commitments under various operating and capital lease arrangements. Future minimum payments under lease arrangements with a remaining term in excess of one year were as follows as of December 31, 2017:

	Operating leases (1)	Capital leases (2)
2018	$16,241	$3,401
2019	16,784	3,469
2020	14,763	3,538
2021	12,914	3,609
2022	11,267	4,216
Thereafter	182,368	175,313

(1)
Future minimum rental payments reflect commitments under non-cancelable operating leases primarily for offices, retail stores, warehouse and distribution facilities. Total rent expense for the years ended December 31, 2017, 2016 and 2015 was $25,525, $20,330 and $19,754, respectively, including short-term rentals.

(2)	Future minimum rental payments reflect commitments under non-cancelable capital leases primarily for offices and warehouse facilities.
Environmental contingencies
We have a number of facilities that contain varying amounts of asbestos in certain locations within the facilities. Our asbestos management program is compliant with current applicable regulations, which require that we handle or dispose of asbestos in a special manner if such facilities undergo major renovations or are demolished. We do not have sufficient information to estimate the fair value of any asset retirement obligations related to these facilities. We cannot specify the settlement date or range of potential settlement dates and, therefore, sufficient information is not available to apply an expected present value technique. We expect to maintain the facilities with repairs and maintenance activities that would not involve or require the removal of significant quantities of asbestos.
Legal contingencies
We are subject to various pending or threatened legal proceedings and claims that arise in the ordinary course of our business. While it is not feasible to predict or determine the outcome of such proceedings and claims with certainty, in our opinion these matters, both individually and in the aggregate, are not expected to have a material effect on our financial condition, results of operations or cash flows.
Collective Bargaining
As of December 31, 2017, the Company employed approximately 15,360 full-time and 1,550 part-time employees worldwide. Collective bargaining agreements covered approximately 5,450 employees, or approximately 32% of the Company’s employees worldwide. During 2018, agreements will be negotiated for certain employees at four facilities outside of the United States, comprising approximately 72% of total employees under collective bargaining agreements. We currently expect that we will be able to renegotiate such agreements on satisfactory terms when they expire.